Securitized Vacation Ownership Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-term and short-term securitized vacation ownership debt
Securitized Vacation Ownership Debt	$ 532	$ 494
Less current maturities	(130)	(127)
Long-term debt	402	367
2003 securitization, interest rates ranging from 3.95% to 6.96%, settled in 2011 [Member]
Long-term and short-term securitized vacation ownership debt
Securitized Vacation Ownership Debt	0	17
2005 securitization, interest rates ranging from 5.25% to 6.29%, maturing 2018 [Member]
Long-term and short-term securitized vacation ownership debt
Securitized Vacation Ownership Debt	37	55
2006 securitization, interest rates ranging from 5.28% to 5.85%, maturing 2018 [Member]
Long-term and short-term securitized vacation ownership debt
Securitized Vacation Ownership Debt	27	39
2009 securitization, interest rate at 5.81%, maturing 2016 [Member]
Long-term and short-term securitized vacation ownership debt
Securitized Vacation Ownership Debt	92	128
2010 securitization, interest rates ranging from 3.65% to 4.75%, maturing 2021 [Member]
Long-term and short-term securitized vacation ownership debt
Securitized Vacation Ownership Debt	190	255
2011-A securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026 [Member]
Long-term and short-term securitized vacation ownership debt
Securitized Vacation Ownership Debt	$ 186	$ 0